The Growth Fund of America®
Investment portfolio
May 31, 2020
unaudited
Common stocks 92.50% Information technology 23.01%	Shares	Value (000)
Microsoft Corp.	54,587,356	$10,003,133
Broadcom Inc.	11,130,909	3,242,100
ASML Holding NV1	6,728,529	2,202,597
ASML Holding NV (New York registered)	3,116,182	1,026,813
Mastercard Inc., Class A	9,455,641	2,845,108
PayPal Holdings, Inc.[2]	15,472,493	2,398,391
Autodesk, Inc.[2]	10,491,221	2,207,143
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	168,618,820	1,642,214
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,540,071	530,482
Visa Inc., Class A	8,455,133	1,650,780
ServiceNow, Inc.[2]	4,148,495	1,609,326
RingCentral, Inc., Class A2	4,822,032	1,322,442
MongoDB, Inc., Class A2	4,840,440	1,123,514
Shopify Inc., Class A, subordinate voting shares[2]	1,428,592	1,082,587
FleetCor Technologies, Inc.[2,3]	4,338,618	1,057,712
Advanced Micro Devices, Inc.[2]	17,628,900	948,435
Fiserv, Inc.[2]	6,664,272	711,544
Atlassian Corp. PLC, Class A2	3,626,765	672,040
Applied Materials, Inc.	11,474,244	644,623
Adobe Inc.[2]	1,604,451	620,281
Intel Corp.	9,315,039	586,195
Keyence Corp.[1]	1,242,900	511,861
Accenture PLC, Class A	2,116,979	426,825
Micron Technology, Inc.[2]	8,383,466	401,652
Samsung Electronics Co., Ltd.[1]	9,782,006	401,632
Apple Inc.	1,226,868	390,070
DocuSign, Inc.[2]	2,564,596	358,377
Trimble Inc.[2]	8,668,285	339,103
Alteryx, Inc., Class A2	2,303,925	331,627
Square, Inc., Class A2	3,916,403	317,542
Motorola Solutions, Inc.	2,090,000	282,840
Tyler Technologies, Inc.[2]	741,000	278,105
Guidewire Software, Inc.[2]	2,689,722	275,912
Analog Devices, Inc.	2,150,451	242,893
Jack Henry & Associates, Inc.	1,277,587	231,064
Global Payments Inc.	1,217,895	218,600
Paycom Software, Inc.[2]	683,753	203,232
Ceridian HCM Holding Inc.[2]	2,938,966	202,407
NetApp, Inc.	3,788,062	168,720
Workday, Inc., Class A2	909,691	166,865
Zendesk, Inc.[2]	1,825,000	156,494
SS&C Technologies Holdings, Inc.	2,647,561	153,281
NortonLifeLock Inc.	6,462,290	147,211
CrowdStrike Holdings, Inc., Class A2	1,626,098	142,788
VMware, Inc., Class A2	894,694	139,814
Zoom Video Communications, Inc., Class A2	696,266	124,966
HubSpot, Inc.[2]	589,759	117,916
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nice Ltd. (ADR)[2]	566,780	$105,500
Amphenol Corp., Class A	1,074,733	103,776
EPAM Systems, Inc.[2]	421,064	97,114
ON Semiconductor Corp.[2]	5,828,449	96,111
Elastic NV, non-registered shares[2]	1,115,133	95,812
LiveRamp Holdings, Inc.[2]	1,341,462	67,650
GoDaddy Inc., Class A2	790,399	61,058
Qorvo, Inc.[2]	524,083	54,892
VeriSign, Inc.[2]	248,800	54,490
CDK Global, Inc.	1,201,940	47,248
salesforce.com, inc.[2]	270,202	47,229
Anaplan, Inc.[2]	917,000	42,109
Arista Networks, Inc.[2]	168,047	39,232
Smartsheet Inc., Class A2	647,693	37,346
TeamViewer AG1,2	629,345	32,061
TeamViewer AG1,2	95,655	4,873
Flex Ltd.[2]	3,456,200	33,560
Cree, Inc.[2]	599,100	31,567
QUALCOMM Inc.	387,737	31,360
Datadog, Inc., Class A2	307,221	21,896
Coupa Software Inc.[2]	86,500	19,680
		45,983,821
Communication services 18.87%
Facebook, Inc., Class A2	52,538,591	11,825,912
Netflix, Inc.[2,3]	26,797,503	11,247,716
Alphabet Inc., Class C2	3,194,485	4,564,663
Alphabet Inc., Class A2	1,894,567	2,715,900
Charter Communications, Inc., Class A2	4,331,196	2,356,171
Activision Blizzard, Inc.	28,116,895	2,023,854
T-Mobile US, Inc.[2]	8,607,193	861,064
Comcast Corp., Class A	17,345,010	686,862
Snap Inc., Class A2	15,796,624	299,188
Pinterest, Inc., Class A2	10,907,339	221,310
Zillow Group, Inc., Class C, nonvoting shares[2]	2,025,542	117,461
Zillow Group, Inc., Class A2	1,025,264	59,425
Nintendo Co., Ltd.[1]	348,000	140,646
Electronic Arts Inc.[2]	925,850	113,768
SoftBank Group Corp.[1]	2,462,700	110,613
ViacomCBS Inc., Class B	5,150,000	106,811
New York Times Co., Class A	2,660,000	104,352
Live Nation Entertainment, Inc.[2]	1,000,000	49,160
Iridium Communications Inc.[2]	1,457,900	33,532
Liberty Broadband Corp., Class C, nonvoting shares[2]	235,200	32,133
Fox Corp., Class A	859,388	25,068
GCI Liberty, Inc., Class A2	233,000	16,121
		37,711,730
Health care 17.53%
UnitedHealth Group Inc.	17,577,576	5,358,524
Abbott Laboratories	27,657,133	2,625,215
Thermo Fisher Scientific Inc.	6,821,589	2,382,031
Vertex Pharmaceuticals Inc.[2]	8,078,267	2,326,218
Regeneron Pharmaceuticals, Inc.[2]	3,383,775	2,073,611
Gilead Sciences, Inc.	19,631,621	1,527,929
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.[2,3]	9,134,440	$1,436,025
Illumina, Inc.[2]	3,174,669	1,152,564
Humana Inc.	2,272,011	933,001
BioMarin Pharmaceutical Inc.[2]	8,495,429	905,188
Edwards Lifesciences Corp.[2]	3,660,147	822,508
Boston Scientific Corp.[2]	20,735,379	787,737
Centene Corp.[2]	11,844,547	784,701
Amgen Inc.	3,160,733	726,020
Intuitive Surgical, Inc.[2]	1,249,384	724,680
Cigna Corp.	3,516,595	693,895
Insulet Corp.[2,3]	3,382,472	637,833
Teva Pharmaceutical Industries Ltd. (ADR)[2]	49,403,721	619,029
Eli Lilly and Co.	3,842,630	587,730
Daiichi Sankyo Co., Ltd.[1]	6,018,800	563,865
Allogene Therapeutics, Inc.[2,3]	11,169,127	537,905
Neurocrine Biosciences, Inc.[2]	4,161,768	519,222
Sarepta Therapeutics, Inc.[2]	2,625,631	399,805
Zoetis Inc., Class A	2,629,557	366,534
Bluebird Bio, Inc.[2,3]	5,496,422	349,737
Ultragenyx Pharmaceutical Inc.[2,3]	5,058,267	346,289
ResMed Inc.	1,998,338	321,373
Mettler-Toledo International Inc.[2]	386,408	307,194
Stryker Corp.	1,540,458	301,514
Allakos Inc.[2,3]	4,631,966	301,078
Teladoc Health, Inc.[2]	1,701,000	296,076
AbbVie Inc.	2,782,747	257,877
Biohaven Pharmaceutical Holding Co. Ltd.[2,3]	3,631,770	226,877
Anthem, Inc.	700,968	206,162
CVS Health Corp.	3,085,349	202,306
PerkinElmer, Inc.	2,004,941	201,436
Novo Nordisk A/S, Class B1	3,066,539	199,929
Zimmer Biomet Holdings, Inc.	1,574,950	198,979
NovoCure Ltd.[2]	2,856,017	192,581
DexCom, Inc.[2]	462,300	174,893
Baxter International Inc.	1,771,837	159,483
Molina Healthcare, Inc.[2]	822,675	152,869
Danaher Corp.	877,654	146,226
Pfizer Inc.	3,585,012	136,912
Incyte Corp.[2]	1,333,366	135,883
Madrigal Pharmaceuticals, Inc.[2,3]	814,651	94,516
Galapagos NV1,2	443,146	90,805
Verily Life Sciences LLC[1,2,4,5]	673,374	83,909
Cortexyme, Inc.[2,3]	1,508,153	69,511
AstraZeneca PLC[1]	636,287	67,653
Grail, Inc.[1,2,4,5,6]	10,878,487	55,567
GW Pharmaceuticals PLC (ADR)[2]	384,854	47,241
BeiGene, Ltd. (ADR)[2]	239,332	39,619
Global Blood Therapeutics, Inc.[2]	550,000	38,456
Acerta Pharma BV1,2,4,5	273,779,325	34,907
Alnylam Pharmaceuticals, Inc.[2]	213,500	28,880
Sage Therapeutics, Inc.[2]	670,643	23,955
PPD, Inc.[2]	833,000	22,691
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Adaptive Biotechnologies Corp.[2]	541,300	$20,948
CRISPR Therapeutics AG2	177,000	11,431
		35,037,533
Consumer discretionary 14.43%
Amazon.com, Inc.[2]	4,244,406	10,366,410
Tesla, Inc.[2]	5,145,353	4,296,370
Home Depot, Inc.	7,288,059	1,810,937
Alibaba Group Holding Ltd. (ADR)[2]	5,405,126	1,120,969
Alibaba Group Holding Ltd.[1,2]	15,940,936	410,946
NIKE, Inc., Class B	10,449,928	1,030,154
Chipotle Mexican Grill, Inc.[2]	782,091	785,149
Booking Holdings Inc.[2]	434,156	711,764
Peloton Interactive, Inc., Class A2	13,980,700	589,846
D.R. Horton, Inc.	10,229,699	565,702
Flutter Entertainment PLC (GBP denominated)[1]	2,265,329	288,665
Flutter Entertainment PLC (EUR denominated)[1]	1,999,346	257,041
LVMH Moët Hennessy-Louis Vuitton SE1	1,176,174	492,535
Royal Caribbean Cruises Ltd.	8,843,530	458,714
Hilton Worldwide Holdings Inc.	4,998,322	396,417
NVR, Inc.[2]	120,900	389,493
Las Vegas Sands Corp.	8,045,358	385,694
Burlington Stores, Inc.[2]	1,829,832	383,661
General Motors Co.	10,900,000	282,092
Hermès International[1]	333,054	277,667
Vail Resorts, Inc.	1,288,649	255,578
Grand Canyon Education, Inc.[2,3]	2,592,244	252,977
Darden Restaurants, Inc.	3,207,500	246,528
Marriott International, Inc., Class A	2,624,066	232,230
Bright Horizons Family Solutions Inc.[2]	1,886,000	211,006
Restaurant Brands International Inc.	3,612,005	197,071
Mattel, Inc.[2,3]	19,340,066	178,122
Lennar Corp., Class A	2,601,349	157,278
Dollar General Corp.	793,000	151,867
Domino’s Pizza, Inc.	379,700	146,503
Sony Corp.[1]	2,267,900	144,823
EssilorLuxottica[1,2]	1,024,633	132,313
Floor & Decor Holdings, Inc., Class A2	2,521,027	131,093
Five Below, Inc.[2]	1,035,000	108,313
Evolution Gaming Group AB1,2	1,782,719	105,581
ServiceMaster Global Holdings, Inc.[2]	2,993,302	98,480
Industria de Diseño Textil, SA1	3,393,662	94,865
Wynn Resorts, Ltd.	1,089,962	90,772
Moncler SpA[1,2]	2,416,254	90,236
Kering SA1	165,882	86,959
Aramark	3,107,000	80,440
Wayfair Inc., Class A2	305,219	52,360
Toll Brothers, Inc.	1,570,833	50,754
Naspers Ltd., Class N1	304,345	48,393
Prosus NV1,2	532,891	44,368
YUM! Brands, Inc.	480,198	43,088
lululemon athletica inc.[2]	124,400	37,332
DraftKings Inc., Class A2	862,000	34,221
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Carnival Corp., units	1,285,000	$20,226
Volkswagen AG1,2	108,884	17,143
		28,841,146
Industrials 6.08%
CSX Corp.	28,371,916	2,030,862
TransDigm Group Inc.[3]	3,505,338	1,489,138
Old Dominion Freight Line, Inc.[3]	6,699,126	1,146,153
Northrop Grumman Corp.	2,438,264	817,306
Honeywell International Inc.	3,441,106	501,885
Lockheed Martin Corp.	1,231,588	478,398
Airbus SE, non-registered shares[1,2]	7,517,083	477,617
Union Pacific Corp.	2,762,664	469,266
L3Harris Technologies, Inc.	2,234,271	445,625
Equifax Inc.	2,090,351	320,994
Safran SA1,2	2,979,538	285,862
Uber Technologies, Inc.[2]	7,109,211	258,207
Raytheon Technologies Corp.	3,997,000	257,886
Carrier Global Corp.[2]	12,210,800	249,955
Rolls-Royce Holdings PLC[1,2]	62,827,039	211,986
Rolls-Royce Holdings PLC[1]	2,926,112	9,873
Delta Air Lines, Inc.	8,436,000	212,672
Caterpillar Inc.	1,651,049	198,340
BWX Technologies, Inc.	3,153,105	197,290
Boeing Co.	1,136,800	165,802
Westinghouse Air Brake Technologies Corp.	2,465,909	150,593
Fortive Corp.	2,439,393	148,754
Norfolk Southern Corp.	831,150	148,186
Harmonic Drive Systems Inc.[1]	2,501,800	144,627
HEICO Corp.	900,400	90,724
HEICO Corp., Class A	597,421	50,154
Waste Management, Inc.	1,315,000	140,376
Deere & Co.	683,669	104,000
Stanley Black & Decker, Inc.	820,000	102,869
Waste Connections, Inc.	1,062,798	99,945
MTU Aero Engines AG1,2	592,837	95,147
Recruit Holdings Co., Ltd.[1]	2,430,000	83,840
Otis Worldwide Corp.	1,359,500	71,578
AMETEK, Inc.	775,196	71,093
Cummins Inc.	400,000	67,840
ASSA ABLOY AB, Class B1	3,035,000	61,697
Epiroc AB, Class B1	4,340,674	48,527
Epiroc AB, Class A1	646,917	7,211
Experian PLC[1]	1,455,000	50,800
Armstrong World Industries, Inc.	635,689	47,925
Generac Holdings Inc.[2]	380,200	42,305
Lennox International Inc.	196,000	41,913
Jacobs Engineering Group Inc.	375,031	31,510
Ryanair Holdings PLC (ADR)[2]	159,200	11,426
		12,138,157
Financials 5.30%
Berkshire Hathaway Inc., Class B2	5,283,046	980,427
Berkshire Hathaway Inc., Class A2	195	54,335
CME Group Inc., Class A	4,329,108	790,495
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
First Republic Bank	6,894,520	$745,780
Intercontinental Exchange, Inc.	6,891,353	670,184
JPMorgan Chase & Co.	6,829,461	664,575
BlackRock, Inc.	953,600	504,111
Bank of America Corp.	14,878,178	358,862
Marsh & McLennan Cos., Inc.	3,189,950	337,880
AIA Group Ltd.[1]	41,304,695	336,748
PNC Financial Services Group, Inc.	2,877,312	328,129
SVB Financial Group[2]	1,486,470	319,219
Goldman Sachs Group, Inc.	1,572,595	308,999
S&P Global Inc.	937,999	304,868
Arch Capital Group Ltd.[2]	10,609,843	299,410
Fannie Mae[2]	127,225,509	268,446
HDFC Bank Ltd. (ADR)	3,205,295	134,078
HDFC Bank Ltd.[1]	8,630,879	108,820
Progressive Corp.	2,723,000	211,523
Willis Towers Watson PLC	1,001,866	203,279
London Stock Exchange Group PLC[1]	1,984,413	197,575
Morgan Stanley	4,469,915	197,570
Federal Home Loan Mortgage Corp.[2]	91,396,254	191,932
Carlyle Group Inc.	6,780,000	187,535
Onex Corp.	3,918,339	183,872
KKR & Co. Inc.	6,180,508	171,509
Legal & General Group PLC[1]	68,835,192	170,038
Chubb Ltd.	1,292,458	157,602
Moody’s Corp.	572,450	153,079
MSCI Inc.	459,095	150,973
Capital One Financial Corp.	1,915,660	130,342
American International Group, Inc.	3,518,574	105,768
Wells Fargo & Co.	3,680,992	97,436
The Blackstone Group Inc., Class A	1,658,516	94,204
Aon PLC, Class A	475,950	93,738
Travelers Cos., Inc.	616,100	65,910
Ares Management Corp., Class A	1,616,865	61,053
Royal Bank of Canada	746,162	48,411
State Street Corp.	785,417	47,879
Tradeweb Markets Inc., Class A	678,000	44,721
Bank of New York Mellon Corp.	1,025,019	38,100
East West Bancorp, Inc.	1,004,500	35,107
Clarivate PLC[2]	1,186,000	27,148
Fifth Third Bancorp	556,055	10,782
		10,592,452
Consumer staples 2.34%
Costco Wholesale Corp.	4,287,317	1,322,509
Philip Morris International Inc.	10,812,334	793,193
Estée Lauder Cos. Inc., Class A	2,415,885	477,065
Constellation Brands, Inc., Class A	2,581,798	445,876
Reckitt Benckiser Group PLC[1]	4,871,969	435,804
Herbalife Nutrition Ltd.[2,3]	9,120,065	399,824
Kerry Group PLC, Class A1	1,984,777	246,577
Altria Group, Inc.	4,894,509	191,131
British American Tobacco PLC[1]	2,081,852	82,331
Grocery Outlet Holding Corp.[2]	1,537,200	56,584
Church & Dwight Co., Inc.	564,307	42,362
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
JUUL Labs, Inc., Class A1,2,4,5	433,213	$38,378
Nestlé SA1	334,000	36,162
Procter & Gamble Co.	275,000	31,878
Keurig Dr Pepper Inc.	1,103,560	30,811
Danone SA1,2	288,317	19,763
Glanbia PLC[1]	1,437,278	15,705
Pernod Ricard SA1	70,804	11,057
		4,677,010
Energy 1.95%
EOG Resources, Inc.	21,620,392	1,101,991
Concho Resources Inc.[3]	13,190,611	719,152
Diamondback Energy, Inc.[3]	11,560,837	492,260
Baker Hughes Co., Class A	18,170,779	300,000
Chevron Corp.	2,684,336	246,154
Suncor Energy Inc.	9,283,421	159,595
Pioneer Natural Resources Co.	1,386,238	126,979
ConocoPhillips	2,915,239	122,965
Exxon Mobil Corp.	2,007,949	91,301
Hess Corp.	1,789,435	84,945
Noble Energy, Inc.	9,457,000	82,560
Canadian Natural Resources, Ltd. (CAD denominated)	3,519,401	64,286
Canadian Natural Resources, Ltd.	525,500	9,512
BP PLC[1]	17,000,000	64,554
Cenovus Energy Inc.	13,864,000	60,416
Murphy Oil Corp.	4,448,540	53,160
Parsley Energy, Inc., Class A	3,500,000	31,990
Schlumberger Ltd.	1,661,206	30,683
Equitrans Midstream Corp.	3,283,738	26,565
Halliburton Co.	914,663	10,747
Weatherford International[2,3]	4,369,722	8,740
		3,888,555
Real estate 1.59%
Equinix, Inc. REIT	1,858,044	1,296,227
American Tower Corp. REIT	3,777,190	975,157
SBA Communications Corp. REIT	1,550,243	486,978
Digital Realty Trust, Inc. REIT	2,281,685	327,559
Crown Castle International Corp. REIT	480,198	82,671
		3,168,592
Materials 1.29%
Sherwin-Williams Co.	1,044,357	620,191
Shin-Etsu Chemical Co., Ltd.[1]	4,351,000	510,553
Linde PLC	1,358,839	274,948
Rio Tinto PLC[1]	5,101,189	273,428
Vale SA, ordinary nominative	13,510,365	134,185
Vale SA, ordinary nominative (ADR)	7,137,628	69,663
Freeport-McMoRan Inc.	17,768,120	161,157
Celanese Corp.	1,521,123	136,764
Norsk Hydro ASA[1,2]	28,095,693	71,717
Allegheny Technologies Inc.[2,3]	7,458,575	64,740
PPG Industries, Inc.	587,987	59,781
LyondellBasell Industries NV	801,166	51,082
Asahi Kasei Corp.[1]	5,858,200	46,279
The Growth Fund of America — Page 7 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Wheaton Precious Metals Corp. (CAD denominated)	622,200	$26,807
Packaging Corp. of America	209,321	21,227
Barrick Gold Corp.	832,700	19,985
Franco-Nevada Corp.	137,000	19,259
Alcoa Corp.[2]	1,983,418	18,267
		2,580,033
Utilities 0.11%
Xcel Energy Inc.	2,800,000	182,084
NextEra Energy, Inc.	125,000	31,945
		214,029
Total common stocks (cost: $94,798,669,000)		184,833,058
Preferred securities 0.67% Financials 0.55%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	41,175,677	368,522
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[2]	16,710,351	136,189
Fannie Mae, Series O, 7.00% noncumulative, preferred shares[2]	6,554,622	92,682
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[2]	3,680,090	28,852
Fannie Mae, Series P, 4.50% noncumulative, preferred shares[2]	755,000	5,512
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	49,550,079	443,473
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative, preferred shares[2]	2,031,012	14,156
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative, preferred shares[2]	239,000	1,972
		1,091,358
Consumer discretionary 0.10%
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares[1,2,4,5]	1,164,589	100,000
GM Cruise Holdings LLC, Series F, preferred shares[1,2,4,5]	5,205,500	73,294
Volkswagen AG, nonvoting preferred shares[1,2]	209,260	30,678
		203,972
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	920,159	31,936
Total preferred securities (cost: $1,221,437,000)		1,327,266
Rights & warrants 0.00% Financials 0.00%
American International Group, Inc., warrants, expire 2021[2]	1,988,397	1,789
Total rights & warrants (cost: $29,977,000)		1,789
Bonds, notes & other debt instruments 0.05% U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%	Principal amount (000)
U.S. Treasury 2.00% 2050	$85,631	97,950
Total U.S. Treasury bonds & notes		97,950
The Growth Fund of America — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.00% Energy 0.00%	Principal amount (000)	Value (000)
Weatherford International PLC 11.00% 2024[6]	$15,155	$10,277
Total corporate bonds & notes		10,277
Total bonds, notes & other debt instruments (cost: $113,924,000)		108,227
Short-term securities 6.69% Money market investments 6.69%	Shares
Capital Group Central Cash Fund 0.28%[3,7]	133,611,984	13,362,535
Total short-term securities (cost: $13,361,222,000)		13,362,535
Total investment securities 99.91% (cost: $109,525,229,000)		199,632,875
Other assets less liabilities 0.09%		188,145
Net assets 100.00%		$199,821,020
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended May 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 5/31/2020 (000)
Common stocks 10.54%
Information technology 0.53%
FleetCor Technologies, Inc.[2]	4,245,574	1,820,200	1,727,156	4,338,618	$144,372	$(301,209)	$—	$1,057,712
Communication services 5.63%
Netflix, Inc.[2]	24,438,914	4,741,061	2,382,472	26,797,503	37,259	3,507,643	—	11,247,716
Health care 2.00%
Seattle Genetics, Inc.[2]	8,850,700	335,985	52,245	9,134,440	3,200	760,813	—	1,436,025
Insulet Corp.[2]	15,300	3,463,460	96,288	3,382,472	(645)	44,502	—	637,833
Allogene Therapeutics, Inc.[2]	4,238,253	6,966,241	35,367	11,169,127	61	230,300	—	537,905
Bluebird Bio, Inc.[2]	5,250,577	1,698,815	1,452,970	5,496,422	(153,245)	(36,177)	—	349,737
Ultragenyx Pharmaceutical Inc.[2]	4,614,346	470,734	26,813	5,058,267	34	65,723	—	346,289
Allakos Inc.[2]	3,972,600	684,937	25,571	4,631,966	2,052	(101,387)	—	301,078
Biohaven Pharmaceutical Holding Co. Ltd.[2]	—	3,639,621	7,851	3,631,770	29	31,710	—	226,877
Madrigal Pharmaceuticals, Inc.[2]	819,405	—	4,754	814,651	(35)	19,044	—	94,516
Cortexyme, Inc.[2]	—	1,508,153	—	1,508,153	—	(5,903)	—	69,511
BioMarin Pharmaceutical Inc.[2,8]	9,545,516	130,700	1,180,787	8,495,429	(6,454)	282,989	—	—
								3,999,771
Consumer discretionary 0.22%
Grand Canyon Education, Inc.[2]	1,500,000	1,241,238	148,994	2,592,244	(5,997)	(43,462)	—	252,977
Mattel, Inc.[2]	23,392,000	—	4,051,934	19,340,066	(24,691)	10,942	—	178,122
ServiceMaster Global Holdings, Inc.[2,8]	7,780,514	1,824,029	6,611,241	2,993,302	(270)	(182,104)	—	—
								431,099
The Growth Fund of America — Page 9 of 13

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 5/31/2020 (000)
Industrials 1.32%
TransDigm Group Inc.	3,106,300	1,522,173	1,123,135	3,505,338	$23,399	$(243,818)	$63,234	$1,489,138
Old Dominion Freight Line, Inc.	5,974,023	2,504,933	1,779,830	6,699,126	48,616	396,613	3,406	1,146,153
								2,635,291
Consumer staples 0.20%
Herbalife Nutrition Ltd.[2]	9,145,000	28,286	53,221	9,120,065	1,597	84,635	—	399,824
Energy 0.61%
Concho Resources Inc.	13,140,553	2,132,200	2,082,142	13,190,611	(161,268)	(138,479)	7,546	719,152
Diamondback Energy, Inc.	11,480,000	1,348,300	1,267,463	11,560,837	(74,996)	(600,861)	11,361	492,260
Weatherford International[2]	—	4,553,973	184,251	4,369,722	(5,245)	(102,534)	—	8,740
								1,220,152
Real estate 0.00%
Redfin Corp.[2,8]	5,765,790	—	5,765,790	—	(3,119)	22,632	—	—
Materials 0.03%
Allegheny Technologies Inc.[2]	7,502,100	—	43,525	7,458,575	147	(83,167)	—	64,740
First Quantum Minerals Ltd.[8]	34,611,924	—	34,611,924	—	(126,955)	168,696	—	—
Alcoa Corp.[2,8]	9,843,000	—	7,859,582	1,983,418	(242,083)	190,351	—	—
								64,740
Short-term securities 6.68%
Money market investments 6.68%
Capital Group Central Cash Fund 0.28%[7]	120,293,690	185,857,563	172,539,269	133,611,984	(900)	1,376	128,529	13,362,535
Total 17.22%					$(545,137)	$3,978,868	$214,076	$34,418,840
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,013,251,000, which represented 6.51% of the net assets of the fund. This amount includes $12,627,196,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $65,844,000, which represented .03% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 5/31/2020.
[8]	Unaffiliated issuer at 5/31/2020.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares	5/1/2020	$100,000	$100,000.05%
Verily Life Sciences LLC	12/21/2018	83,000	83,909.04
GM Cruise Holdings LLC, Series F, preferred shares	5/7/2019	95,000	73,294.04
Grail, Inc.	4/17/2020	55,567	55,567.03
JUUL Labs, Inc., Class A	4/8/2019	120,000	38,378.02
Acerta Pharma BV	5/7/2015	15,750	34,907.01
Total private placement securities		$469,317	$386,055.19%
The Growth Fund of America — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
The Growth Fund of America — Page 11 of 13

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$41,188,583	$4,795,238	$—	$45,983,821
Communication services	37,460,471	251,259	—	37,711,730
Health care	33,940,898	922,252	174,383	35,037,533
Consumer discretionary	26,349,611	2,491,535	—	28,841,146
Industrials	10,660,970	1,477,187	—	12,138,157
Financials	9,779,271	813,181	—	10,592,452
Consumer staples	3,791,233	847,399	38,378	4,677,010
Energy	3,824,001	64,554	—	3,888,555
Real estate	3,168,592	—	—	3,168,592
Materials	1,678,056	901,977	—	2,580,033
Utilities	214,029	—	—	214,029
Preferred securities	1,091,358	62,614	173,294	1,327,266
Rights & warrants	1,789	—	—	1,789
Bonds, notes & other debt instruments	—	108,227	—	108,227
Short-term securities	13,362,535	—	—	13,362,535
Total	$186,511,397	$12,735,423	$386,055	$199,632,875
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
The Growth Fund of America — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-005-0720O-S78102	The Growth Fund of America — Page 13 of 13